Condensed Parent Company Only Financial Statements - Condensed Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating income
Other income	$ 38,811	$ 39,870	$ 30,866
Operating expenses
Interest expense	104,937	67,701	59,100
Salaries and employee benefits expense	379,527	331,686	322,586
Other expenses	32,788	31,211	32,929
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	292,879	271,970	206,938
Income tax benefit	150,466	85,193	64,094
Net Income	142,413	186,777	142,844
Less: Preferred stock dividends	(9,095)	(7,977)	0
Net Income Available to Common Shareholders	133,318	178,800	142,844
IBERIABANK Corporation
Operating income
Reimbursement of management expenses	76,177	65,104	59,255
Other income	146,796	829	(329)
Total operating income	222,973	65,933	58,926
Operating expenses
Interest expense	5,168	3,948	3,393
Salaries and employee benefits expense	55,013	45,623	41,689
Other expenses	32,965	19,566	17,492
Total operating expenses	93,146	69,137	62,574
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	129,827	(3,204)	(3,648)
Income tax benefit	3,123	530	800
Income (loss) before equity in undistributed earnings of subsidiaries	126,704	(3,734)	(4,448)
Equity in undistributed earnings of subsidiaries	15,709	190,511	147,292
Net Income	142,413	186,777	142,844
Less: Preferred stock dividends	9,095	7,977	0
Net Income Available to Common Shareholders	$ 133,318	$ 178,800	$ 142,844